Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
10. Related Party Transactions
The Company defines related parties as any party that controls or can significantly influence the management or operating policies of the Company to the extent that the Company may be prevented from fully pursuing its own interests, such as directors, executive officers, and stockholders, including a greater than 10% beneficial owner of the Company’s capital and their affiliates or immediate family members. For the three and nine months ended September 30, 2025 and 2024, the Company did not have any related party transactions.

14. Related Party Transactions
The Company defines related parties as any party that controls or can significantly influence the management or operating policies of the Company to the extent that the Company may be prevented from fully pursuing its own interests, such as directors, executive officers, and stockholders, including a greater than 10% beneficial owner of the Company’s capital and their affiliates or immediate family members. For the year ended December 31, 2024, the Board of Directors approved the issuance of 238,931 warrants to purchase common stock to a related party for consulting services at an exercise price of $12.60 per share. The warrants are exercisable on the earlier of (i) June 1, 2028, (ii) immediately prior to the consummation of a qualified initial public offering, (iii) immediately prior to the consummation of an asset transfer or acquisition as defined in the Company’s charter. The warrants expire after June 1, 2034. The Company did not have any related party transactions in the year ended December 31, 2023.